Accrued Expenses and Other Liabilities (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)		Jun. 30, 2012 CNY		Jun. 30, 2011 CNY		Dec. 31, 2010 CNY
Salary, welfare, education and union fund	$ 13,568		86,200		74,321		373
Individual income tax withholdings	0		0		0		155
Advances from customers(i)	3,481	[1]	22,116	[1]	50,662	[1]	28,347	[1]
Business tax and other taxes	212		1,344		1,647		1,133
Unrecognized tax benefit and related interest and penalties (Note 18)	805		5,115		7,519		6,725
Accrued expenses	22,989		146,049		359,674		9,805
Other	13,108		83,270		91		4,492
AccruedLiabilitiesAndOtherLiabilities	$ 54,163		344,094		493,914		51,030

[1]	The advances from customers are attributable to cash received for purchasing corn seeds.